INCOME TAX	6 Months Ended
Jun. 30, 2023
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX The tax expense for the period is based on an estimated annual effective rate for jurisdictions where the Group operates combined with the tax impact of the events that are recorded discretely within the reporting period. The income tax expense was 420 and 1,381 for the six months ended June 30, 2023 and 2022, respectively.